Employee benefit obligations - Employee obligations and assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Obligations	$ (287)	$ (469)
Assets	202	338
Net obligations	(85)	(131)
Germany
Disclosure of net defined benefit liability (asset) [line items]
Obligations	(90)	(138)
Net obligations	(90)	(138)
U.K
Disclosure of net defined benefit liability (asset) [line items]
Obligations	(136)	(249)
Assets	163	327
Net obligations	27	78
U.S. and other*
Disclosure of net defined benefit liability (asset) [line items]
Obligations	(61)	(82)
Assets	39	11
Net obligations	(22)	(71)
Other
Disclosure of net defined benefit liability (asset) [line items]
Net obligations	$ (4)	$ (8)